TAX - Special Oil Gain Levy (Details)	12 Months Ended
	Dec. 31, 2017 $ / barrel	Dec. 31, 2016 $ / barrel	Dec. 31, 2015 $ / barrel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)
Maximum [member]
Disclosure of detailed information about special oil gain levy [line items]
Progressive rates	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Minimum [member]
Disclosure of detailed information about special oil gain levy [line items]
Progressive rates	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Threshold of Special Oil Gain Levy	65	65	65	40	40	40	40	40	40	40	40	40